DERIVATIVE INSTRUMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Comprehensive income (loss) from derivatives before reclassifications	$ (489)	$ 1,739	$ 608
Income (loss) reclassified from accumulated other comprehensive income (loss) (effective portion)	$ (245)	$ 1,597	$ 1,023
Operating Expenses (Income) [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	"Operating expenses (income)"	"Operating expenses (income)"
Income (loss) reclassified from accumulated other comprehensive income (loss) (effective portion)	$ (245)	$ 1,597
Other Comprehensive Income (Loss) [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	"Other comprehensive income (loss)"	"Other comprehensive income (loss)"
Comprehensive income (loss) from derivatives before reclassifications	$ (489)	$ 1,739